Consolidated net (debt)/cash Analysis of changes in consolidated net debt (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Net (debt)/cash
Opening balance		$ 255
Foreign exchange adjustment		(40)
Cash movements excluding exchange movements		(3,745)
Other non-cash movements(e)		(77)
Closing balance		(4,855)
Financing liabilities
Adjustment for transition to new accounting standards		1,248
Other assets
Borrowings excluding overdrafts		14,161	$ 12,751
Bank overdrafts repayable on demand (unsecured)		(3)	(1)	$ 0
Other current non-financial liabilities	[1]	2,003	1,073
Other Investments		2,581	2,522
Overdraft
Other assets
Bank overdrafts repayable on demand (unsecured)		3	1
Borrowings (including finance leases) Excluding Overdraft
Financing liabilities
Opening balance		(12,707)
Adjustment for transition to new accounting standards		0
Foreign exchange adjustment		5
Cash movements excluding exchange movements		(43)
Other non-cash movements(e)		(217)
Closing balance		(12,962)
Other assets
Borrowings And Other Financial Liabilities		15,324	13,920
Bank overdrafts repayable on demand (unsecured)		3	1
Other current financial liabilities		901	761
Other current non-financial liabilities		259	$ 407
Lease liabilities [member]
Financing liabilities
Opening balance		(44)
Adjustment for transition to new accounting standards		1,248
Foreign exchange adjustment		(4)
Cash movements excluding exchange movements		136
Other non-cash movements(e)		(39)
Closing balance		(1,199)
Debt-related derivatives (included in Other financial assets/liabilities)
Financing liabilities
Opening balance		(288)
Adjustment for transition to new accounting standards		0
Foreign exchange adjustment		(7)
Cash movements excluding exchange movements		0
Other non-cash movements(e)		162
Closing balance		(133)
Other Overdrafts
Financing liabilities
Adjustment for transition to new accounting standards		0
Other assets
Opening balance		10,772
Foreign exchange adjustment		(34)
Cash movements excluding exchange movements		(3,867)
Other non-cash movements(e)		(13)
Closing balance		6,858
Other Investments
Financing liabilities
Adjustment for transition to new accounting standards		0
Other assets
Opening balance		2,522
Foreign exchange adjustment		0
Cash movements excluding exchange movements		29
Other non-cash movements(e)		30
Closing balance		$ 2,581

[1]	Refer to pages F-26 to F-30 for the impact of transition to new accounting standards; IFRS 16 'Leases' and IFRIC 23 'Uncertainty over Income Tax Treatments' on 1 January 2019 and as at 30 June 2019.